STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details 1)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	9,882,025
Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	50,000
Exercise price | $ / shares	$ 7.50
Expiration date	Apr. 08, 2015
2011-2012 First Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,835,787
Exercise price | $ / shares	$ 1.23
Expiration date	Oct. 26, 2016
2011-2012 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	423,496
Exercise price | $ / shares	$ 1.00
Expiration date	Apr. 08, 2016
Second Private Placement 2011-2012 [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	540,046
Exercise price | $ / shares	$ 1.23
Expiration date	Apr. 08, 2016
October 2012 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	29,585
Exercise price | $ / shares	$ 7.50
Expiration date	Oct. 16, 2016
August 2012 First Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	141,269
Exercise price | $ / shares	$ 5.00
Expiration date	Apr. 08, 2015
April-May 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	400,000
Exercise price | $ / shares	$ 25.00
Expiration date	Apr. 04, 2016
April-May 2013 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	80,003
Exercise price | $ / shares	$ 12.50
Expiration date	Apr. 04, 2016
April-May 2013 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	40,005
Exercise price | $ / shares	$ 25.00
Expiration date	Apr. 04, 2016
September 2014 Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	5,341,834
Exercise price | $ / shares	$ 0.48
Expiration date	Sep. 23, 2018